Interest-bearing loans and borrowings - Undrawn borrowing facilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Undrawn credit line facilities	$ 753.1	$ 498.9